Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes
Movement asset, beginning	R$ 4,355,265	R$ 5,655,754
Monetary variation	294,952	125,483
Offsetting with taxes payable	(1,165,601)	(1,425,972)
Movement asset, ending	3,484,616	R$ 4,355,265
Movement asset current	1,148,897
Movement asset noncurrent	R$ 2,335,719